Income Tax Credit (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Schedule of Major Components of Income Tax

The major components of income tax for the years ended December 31, 2024, 2023 and 2022 are as follows:.

	2024	2023	2022
	(in thousands)
	£	£	£
Current tax:
In respect of current year U.K.	3,592	4,558	6,366
In respect of current year U.S.	—	(1)	(3)
In respect of prior years U.K.	(106)	(206)	35
Total current tax	3,486	4,351	6,398

Deferred tax:
In respect of current year U.S.	(32)	48	34
In respect of prior years U.S.	—	(1)	—
Total deferred tax	(32)	47	34

Income tax credit	3,454	4,398	6,432

Current income tax receivable:
U.K. tax	4,591	5,121	6,366
U.S. tax	3	2	1
Current income tax receivable	4,594	5,123	6,367

Deferred tax:
U.S. tax	113	143	103

Schedule of Reconciliation of Accounting Loss per Statement of Operations

The credit for the year can be reconciled to the loss per the statement of operations as follows:

	2024	2023	2022
	(in thousands)
	£	£	£
Loss before tax	(22,451)	(32,030)	(38,453)
Tax on loss at standard U.K. tax rate of 25% (2023: 23.52%; 2022: 19%)	(5,613)	(7,533)	(7,306)
Effects of:
Expenses not deductible	538	4,818	4,595
Deduction for R&D	—	(7,394)	(8,342)
Losses surrendered for R&D tax credit	—	7,394	8,342
Deferred tax - prior year adjustment	—	1	—
Overseas tax payable - current year	—	1	3
R&D tax credit - U.S.	32	(48)	(34)
R&D tax credit - current year	—	(4,558)	(6,366)
R&D tax credit - additional 86% tax deduction for R&D	(2,863)	—	—
R&D tax credit - losses utilized at 14.5% for R&D tax credit	2,600	—	—
R&D tax credit - prior years	106	206	(35)
Deferred tax asset not recognized	1,746	2,715	2,711
Income tax credit	(3,454)	(4,398)	(6,432)